Acquisitions	6 Months Ended
Jun. 30, 2011
Acquisitions

3.             Acquisitions

As part of the Formation Transactions, STAG Investments IV, LLC and STAG GI Investments, LLC (referred to as the “STAG Contribution Group” in the Prospectus) contributed 100% of their real estate entities and operations in exchange for 7.3 million common units in the Operating Partnership valued at $13.00 per common unit.  The members of STAG Capital Partners, LLC and STAG Capital Partners III, LLC (referred to as the “Management Company” in the Prospectus), contributed 100% of those entities’ assets and liabilities in exchange for 38,621 common units in the Operating Partnership valued at $13.00 per common unit.  The contribution of interests in these entities was accounted for as an acquisition under the acquisition method of accounting and recognized at the estimated fair value of acquired assets and assumed liabilities on the date of such contribution.  STAG Predecessor Group, which includes the entity that is considered our accounting acquirer, is part of our predecessor business and therefore the assets and liabilities of STAG Predecessor Group were accounted for at carryover basis.

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by the Company’s management. Using information available at the time the acquisition closed, we allocated the total consideration to tangible assets and liabilities, identified intangible assets and liabilities, and goodwill.

As part of the Offering and the Formation Transactions, we incurred $17 million of offering costs, which are included as a reduction of additional paid-in capital on the consolidated balance sheet.  We also incurred $3.7 million of transaction costs associated with the Formation Transactions, which are included in formation transaction costs on the consolidated statement of operations.

On May 26, 2011, we acquired an approximately 231,000 square foot manufacturing and distribution facility located in Lansing, Michigan.  The facility is 100% leased to JCIM, LLC (“JCIM”), a subsidiary of the public company, Johnson Controls, Inc. (NYSE: JCI). The purchase price of the JCIM acquisition was approximately $14.1 million, excluding closing costs of approximately $0.2 million, which are included in property acquisition costs on the consolidated statement of operations. The purchase was funded using cash on hand and approximately $9.1 million of debt under our CIGNA-2 (as defined in Note 5) facility.

On June 30, 2011, we acquired an approximately 101,500 square foot manufacturing and distribution facility located in Fort Worth, Texas.  The facility is 100% leased to Ecolab, Inc. (“Ecolab”), a public company (NYSE: ECL) that engages in the development, manufacture, sale, and service of products that clean, sanitize, and promote food safety and infection prevention. The purchase price of the Ecolab acquisition was approximately $3.6 million, excluding closing costs of approximately $0.1 million, which are included in property acquisition costs on the consolidated statement of operations. The purchase was funded using cash on hand and approximately $2.4 million of debt under our CIGNA-2 facility.

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management. Using information available at the time the acquisition closed, we allocated the total consideration to tangible assets and liabilities and identified intangible assets and liabilities. We may adjust the preliminary purchase price allocation after obtaining more information about asset valuations and liabilities assumed.

As of June 30, 2011, we had approximately $4.9 million of goodwill.  Goodwill of the Company represents amounts allocated to the assembled workforce from the acquired management company.  The Company’s goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The following table summarizes the allocation of the consideration paid for the acquired assets and liabilities in connection with the Formation Transactions and the acquisitions of manufacturing and distribution facilities located in Lansing, Michigan, 100% leased to JCIM, and in Fort Worth, Texas, 100% leased to Ecolab was as follows (in thousands) at the date of acquisition:

	Formation Transactions (1)	JCIM	Ecolab	Total	Weighted Average Amortization Period (years) Lease Intangibles
Land	$33,506	$501	$389	$34,396	N/A
Buildings and improvements	159,815	7,706	2,766	170,287	N/A
Tenant improvements	10,795	458	199	11,452	N/A
Above market rents	22,881	2,543	—	25,424	7.8
Below market rents	(1,066)	—	(90)	(1,156)	7.7
In place lease intangibles	35,565	2,376	248	38,189	6.4
Customer relationships	24,996	521	88	25,605	8.1
Other liabilities	(171)	—	—	(171)	N/A
Interest rate swaps	(420)	—	—	(420)	N/A
Goodwill	4,923	—	—	4,923	N/A
Above/below market assumed debt adjustment	(141)	—	—	(141)	N/A
Total aggregate purchase price	290,683	14,105	3,600	308,388
Less: Long-term liabilities assumed	(195,013)	—	—	(195,013)
Net assets acquired	$95,670	$14,105	$3,600	$113,375

(1)   Net assets acquired represent a non-cash transaction, which is provided in detail above as supplemental cash flow information.

We have included the results of operations for each of these acquired entities in our consolidated statement of operations from the date of acquisition. For the period April 20 to June 30, 2011, the acquired entities contributed $6.4 million to total revenue and $1.3 million to net loss (including property acquisition costs of $327 related to the JCIM and Ecolab acquisitions).

The accompanying unaudited pro forma information for the six months ended June 30, 2011 and 2010 is presented as if the Formation Transactions and the acquisitions of the JCIM and Ecolab properties had occurred at January 1, 2010.  This unaudited pro forma information is based on the historical consolidated and combined financial statements and should be read in conjunction with the consolidated financial statements and notes thereto.  This pro forma information does not purport to represent what the actual results of operations of the Company would have been had the above occurred, nor do they purport to predict the results of operations of future periods.

	Six Months Ended June 30, 2011
Pro Forma (in thousands)	STAG Industrial, Inc.	JCIM and Ecolab(1)	Total
Total revenue	$28,387	$519	$28,906
Net income (loss)	(7,339)	304	$(7,035)
Net income (loss) attributable to the Company	$(4,856)	$201	$(4,655)

Weighted average shares outstanding			15,153,646
Net loss per share attributable to the Company			$(0.31)

	Six Months Ended June 30, 2010
Pro Forma (in thousands)	STAG Industrial, Inc.	JCIM and Ecolab(1)	Total
Total revenue	$29,980	$760	$30,740
Net income (loss)	(4,940)	542	$(4,398)
Net income (loss) attributable to the Company	$(3,268)	$359	$(2,909)

Weighted average shares outstanding			15,153,646
Net loss per share attributable to the Company			$(0.19)

(1)   Pro forma amounts reflect the results of operations had JCIM and Ecolab been acquired as of the first day of the period presented through and including the date prior to acquisition or May 25, 2011 and June 29, 2011, respectively.  Actual results from and including the date of acquisition through June 30, 2011 are included within the pro forma results of STAG Industrial, Inc. within  the tables above.